Shareholder Fees (Vanguard Total International Bond Index Fund Retail)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20